UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

March 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 96.9%(1)

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co. (The)	88,910	$6,612,237
United Technologies Corp.	110,273	9,146,042

		$15,758,279

Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	61,728	$4,982,684

		$4,982,684

Beverages — 4.0%
Beam, Inc.	87,921	$5,149,533
Coca-Cola Co. (The)	258,513	19,132,547

		$24,282,080

Biotechnology — 2.4%
Celgene Corp.(2)	105,573	$8,184,019
Gilead Sciences, Inc.(2)	139,673	6,823,026

		$15,007,045

Capital Markets — 0.2%
Walter Investment Management Corp.	62,046	$1,399,137

		$1,399,137

Chemicals — 3.4%
Air Products and Chemicals, Inc.	45,828	$4,207,010
Ecolab, Inc.	110,560	6,823,763
Monsanto Co.	124,971	9,967,687

		$20,998,460

Commercial Banks — 1.7%
KeyCorp	265,905	$2,260,192
PNC Financial Services Group, Inc.	49,540	3,194,835
Wells Fargo & Co.	145,818	4,978,227

		$10,433,254

Communications Equipment — 3.2%
QUALCOMM, Inc.	292,028	$19,863,745

		$19,863,745

Computers & Peripherals — 8.3%
Apple, Inc.(2)	74,346	$44,568,197
EMC Corp.(2)	217,589	6,501,559

		$51,069,756

	N(000.000.000	N(000.000.000
Security	Shares	Value
Construction & Engineering — 0.7%
Fluor Corp.	69,813	$4,191,572

		$4,191,572

Consumer Finance — 1.1%
American Express Co.	111,832	$6,470,599

		$6,470,599

Diversified Telecommunication Services — 0.5%
CenturyLink, Inc.	80,433	$3,108,735

		$3,108,735

Electrical Equipment — 0.6%
Emerson Electric Co.	67,033	$3,497,782

		$3,497,782

Energy Equipment & Services — 2.9%
Halliburton Co.	127,440	$4,229,734
Hornbeck Offshore Services, Inc.(2)	134,582	5,656,481
Schlumberger, Ltd.	113,844	7,961,111

		$17,847,326

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	69,157	$6,279,456

		$6,279,456

Food Products — 0.5%
Mead Johnson Nutrition Co.	39,347	$3,245,341

		$3,245,341

Health Care Equipment & Supplies — 2.3%
Covidien PLC	49,925	$2,729,899
St. Jude Medical, Inc.	153,020	6,780,316
Varian Medical Systems, Inc.(2)	64,178	4,425,715

		$13,935,930

Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	160,728	$6,377,687
Fresenius Medical Care AG & Co. KGaA ADR	4,359	307,964
UnitedHealth Group, Inc.	152,378	8,981,159

		$15,666,810

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(2)	191,511	$3,179,083

		$3,179,083

Hotels, Restaurants & Leisure — 2.5%
Las Vegas Sands Corp.	88,007	$5,066,563

	N(000.000.000	N(000.000.000
Security	Shares	Value
McDonald’s Corp.	103,025	10,106,752

		$15,173,315

Household Products — 1.6%
Colgate-Palmolive Co.	98,191	$9,601,116

		$9,601,116

Industrial Conglomerates — 2.2%
Danaher Corp.	237,462	$13,297,872

		$13,297,872

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.(2)	69,039	$13,981,088

		$13,981,088

Internet Software & Services — 7.0%
eBay, Inc.(2)	303,418	$11,193,090
Equinix, Inc.(2)	22,122	3,483,109
Google, Inc., Class A(2)	30,660	19,660,418
Rackspace Hosting, Inc.(2)	35,008	2,023,112
VeriSign, Inc.	163,990	6,287,377

		$42,647,106

IT Services — 5.8%
Accenture PLC, Class A	149,846	$9,665,067
International Business Machines Corp.	123,079	25,680,433

		$35,345,500

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	49,470	$2,789,119

		$2,789,119

Machinery — 1.6%
Deere & Co.	77,883	$6,300,735
Timken Co. (The)	74,542	3,782,261

		$10,082,996

Media — 1.9%
Comcast Corp., Class A	171,907	$5,158,929
Walt Disney Co. (The)	147,820	6,471,560

		$11,630,489

Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold, Inc.	120,826	$4,596,221
Goldcorp, Inc.	155,312	6,998,359

		$11,594,580

Multiline Retail — 2.7%
Dollar General Corp.(2)	147,854	$6,830,855

	N(000.000.000	N(000.000.000
Security	Shares	Value
Macy’s, Inc.	251,908	10,008,305

		$16,839,160

Oil, Gas & Consumable Fuels — 6.1%
Apache Corp.	43,930	$4,412,329
ConocoPhillips	64,100	4,872,241
Exxon Mobil Corp.	326,943	28,355,767

		$37,640,337

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	153,669	$9,518,258

		$9,518,258

Pharmaceuticals — 3.2%
Shire PLC ADR	99,318	$9,410,380
Teva Pharmaceutical Industries, Ltd. ADR	85,087	3,834,020
Watson Pharmaceuticals, Inc.(2)	93,129	6,245,231

		$19,489,631

Road & Rail — 1.8%
Kansas City Southern(2)	112,904	$8,094,088
Union Pacific Corp.	28,341	3,046,090

		$11,140,178

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.	79,170	$3,198,468
Broadcom Corp., Class A(2)	47,315	1,859,480
Cypress Semiconductor Corp.(2)	174,286	2,724,090

		$7,782,038

Software — 5.3%
Microsoft Corp.	637,001	$20,543,282
Nuance Communications, Inc.(2)	115,014	2,942,058
Oracle Corp.	312,254	9,105,327

		$32,590,667

Specialty Retail — 2.2%
Monro Muffler Brake, Inc.	62,062	$2,574,953
TJX Companies, Inc. (The)	189,654	7,531,160
Urban Outfitters, Inc.(2)	114,730	3,339,790

		$13,445,903

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	96,135	$10,424,879

		$10,424,879

	N(000.000.000	N(000.000.000
Security	Shares	Value
Thrifts & Mortgage Finance — 1.0%
BankUnited, Inc.	256,506	$6,412,650

		$6,412,650

Tobacco — 3.5%
Philip Morris International, Inc.	238,972	$21,175,309

		$21,175,309

Total Common Stocks (identified cost $428,352,635)		$593,819,265

Short-Term Investments — 4.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(3)	$29,473	$29,473,160

Total Short-Term Investments (identified cost $29,473,160)		$29,473,160

Total Investments — 101.7% (identified cost $457,825,795)		$623,292,425

Covered Call Options Written — (2.6)%

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Security	Number of Contracts	Strike Price	Expiration Date	Value
Accenture PLC, Class A	750	$65.00	5/19/12	$(91,875)
Air Products and Chemicals, Inc.	230	95.00	6/16/12	(37,950)
Allscripts Healthcare Solutions, Inc.	960	19.00	6/16/12	(14,400)
Amazon.com, Inc.	345	185.00	4/21/12	(648,600)
American Express Co.	560	55.00	4/21/12	(176,400)
AmerisourceBergen Corp.	805	39.00	5/19/12	(126,787)
Analog Devices, Inc.	200	39.00	4/21/12	(33,000)
Apache Corp.	220	100.00	4/21/12	(60,060)
Apple, Inc.	250	475.00	4/21/12	(3,136,875)
Apple, Inc.	432	510.00	4/21/12	(3,929,040)
BankUnited, Inc.	1,280	25.00	5/19/12	(105,600)
Beam, Inc.	440	60.00	6/16/12	(91,300)
Boeing Co. (The)	445	77.50	5/19/12	(27,590)
Celgene Corp.	530	77.50	4/21/12	(77,115)
Coca-Cola Co. (The)	1,295	72.50	5/19/12	(290,080)
Colgate-Palmolive Co.	320	95.00	5/19/12	(108,800)
ConocoPhillips	325	80.00	5/19/12	(15,438)
Costco Wholesale Corp.	350	90.00	4/21/12	(57,750)
Cypress Semiconductor Corp.	875	17.00	6/16/12	(48,125)
Danaher Corp.	1,190	55.00	4/21/12	(184,450)
Deere & Co.	390	85.00	5/19/12	(46,020)
Dollar General Corp.	740	44.00	5/19/12	(212,750)
eBay, Inc.	1,325	33.00	4/21/12	(536,625)
Ecolab, Inc.	555	62.50	4/21/12	(26,363)
EMC Corp.	800	29.00	5/19/12	(124,400)
Emerson Electric Co.	335	52.50	5/19/12	(45,225)
Equinix, Inc.	115	145.00	4/21/12	(161,575)

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Security	Number of Contracts	Strike Price	Expiration Date	Value
Estee Lauder Cos., Inc. (The), Class A	770	$57.50	4/21/12	$(354,200)
Exxon Mobil Corp.	370	87.50	4/21/12	(27,380)
Fluor Corp.	350	62.50	4/21/12	(20,125)
Freeport-McMoRan Copper & Gold, Inc.	605	40.00	5/19/12	(67,155)
Gilead Sciences, Inc.	700	48.00	5/19/12	(210,350)
Google, Inc., Class A	190	600.00	5/19/12	(1,004,150)
Halliburton Co.	640	38.00	4/21/12	(4,800)
Hornbeck Offshore Services, Inc.	675	42.00	4/21/12	(89,437)
International Business Machines Corp.	785	200.00	4/21/12	(763,412)
Kansas City Southern	565	80.00	6/16/12	(43,787)
Las Vegas Sands Corp.	440	57.50	4/21/12	(82,940)
Macy’s, Inc.	1,260	40.00	5/19/12	(179,550)
McDonald’s Corp.	515	100.00	4/21/12	(27,295)
Mead Johnson Nutrition Co.	200	80.00	5/19/12	(82,000)
Microsoft Corp.	1,110	31.00	4/21/12	(162,060)
Microsoft Corp.	2,075	33.00	5/19/12	(112,050)
Monsanto Co.	625	85.00	4/21/12	(24,063)
NIKE, Inc., Class B	485	110.00	4/21/12	(56,502)
Nuance Communications, Inc.	575	27.00	4/21/12	(15,813)
Oracle Corp.	815	29.00	4/21/12	(49,715)
Philip Morris International, Inc.	1,195	90.00	5/19/12	(166,105)
PNC Financial Services Group, Inc.	250	62.50	5/19/12	(78,125)
QUALCOMM, Inc.	1,460	67.50	4/21/12	(296,380)
Schlumberger, Ltd.	570	80.00	4/21/12	(3,990)
Shire PLC ADR	500	110.00	4/21/12	(3,750)
St. Jude Medical, Inc.	765	45.00	5/19/12	(107,100)
Thermo Fisher Scientific, Inc.	250	60.00	6/16/12	(19,375)
Timken Co. (The)	380	52.50	4/21/12	(23,750)
TJX Companies, Inc. (The)	950	35.00	4/21/12	(451,250)
Union Pacific Corp.	145	115.00	5/19/12	(18,053)
United Parcel Service, Inc., Class B	310	77.50	4/21/12	(105,400)
United Technologies Corp.	555	87.50	5/19/12	(28,583)
UnitedHealth Group, Inc.	765	57.50	4/21/12	(175,185)
Urban Outfitters, Inc.	575	29.00	4/21/12	(57,500)
Varian Medical Systems, Inc.	325	70.00	4/21/12	(26,812)
VeriSign, Inc.	820	39.00	5/19/12	(78,720)
Walt Disney Co. (The)	740	42.00	4/21/12	(148,370)
Walter Investment Management Corp.	312	20.00	4/21/12	(85,020)
Watson Pharmaceuticals, Inc.	470	65.00	4/21/12	(159,800)
Wells Fargo & Co.	730	35.00	5/19/12	(56,210)

Total Covered Call Options Written (premiums received $7,550,278)				$(15,880,455)

Other Assets, Less Liabilities — 0.9%				$5,189,793

Net Assets — 100.0%				$612,601,763

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at March 31, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2012 was $5,723.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$458,855,319

Gross unrealized appreciation	$166,170,886
Gross unrealized depreciation	(1,733,780)

Net unrealized appreciation	$164,437,106

Written call options activity for the fiscal year to date ended March 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	46,235	$8,827,806
Options written	88,045	13,382,230
Options terminated in closing purchase transactions	(66,250)	(10,375,537)
Options exercised	(2,771)	(291,207)
Options expired	(23,380)	(3,993,014)

Outstanding, end of period	41,879	$7,550,278

At March 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At March 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $15,880,455.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$593,819,265 *	$—	$—	$593,819,265
Short-Term Investments	—	29,473,160	—	29,473,160
Total Investments	$593,819,265	$29,473,160	$—	$623,292,425

Liability Description
Covered Call Options Written	$(15,880,455)	$—	$—	$(15,880,455)
Total	$(15,880,455)	$—	$—	$(15,880,455)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012